Loans (Tables)	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Summary of Allowance for Credit Losses

Allowance for credit losses

The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance under IFRS 9:

$ millions, as at or for the three months ended	2019 Jul. 31
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of period	$30	$42	$148	$220
Originations net of repayments and other derecognitions	1	(2)	(4)	(5)
Changes in model	(1)	–	–	(1)
Net remeasurement (2)	(8)	5	20	17
Transfers (2)
– to 12-month ECL	10	(6)	(4)	–
– to lifetime ECL performing	(1)	5	(4)	–
– to lifetime ECL credit-impaired	–	(2)	2	–
Provision for (reversal of) credit losses (3)	1	–	10	11
Write-offs	–	–	(5)	(5)
Recoveries	–	–	–	–
Interest income on impaired loans	–	–	(3)	(3)
Foreign exchange and other	(1)	–	(3)	(4)
Balance at end of period	$30	$42	$147	$219
Personal
Balance at beginning of period	$186	$218	$117	$521
Originations net of repayments and other derecognitions	14	(12)	–	2
Changes in model	(15)	30	(2)	13
Net remeasurement (2)	(43)	54	72	83
Transfers (2)
– to 12-month ECL	32	(31)	(1)	–
– to lifetime ECL performing	(4)	7	(3)	–
– to lifetime ECL credit-impaired	–	(12)	12	–
Provision for (reversal of) credit losses (3)	(16)	36	78	98
Write-offs	–	–	(94)	(94)
Recoveries	–	–	16	16
Interest income on impaired loans	–	–	(1)	(1)
Foreign exchange and other	1	–	1	2
Balance at end of period	$171	$254	$117	$542
Credit card
Balance at beginning of period	$107	$379	$–	$486
Originations net of repayments and other derecognitions	–	(11)	–	(11)
Changes in model	35	(48)	–	(13)
Net remeasurement (2)	(51)	117	44	110
Transfers (2)
– to 12-month ECL	57	(57)	–	–
– to lifetime ECL performing	(4)	4	–	–
– to lifetime ECL credit-impaired	–	(59)	59	–
Provision for (reversal of) credit losses (3)	37	(54)	103	86
Write-offs	–	–	(131)	(131)
Recoveries	–	–	28	28
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$144	$325	$–	$469
Business and government
Balance at beginning of period	$224	$126	$283	$633
Originations net of repayments and other derecognitions	10	(3)	(4)	3
Changes in model	(3)	–	–	(3)
Net remeasurement (2)	(11)	25	82	96
Transfers (2)
– to 12-month ECL	21	(20)	(1)	–
– to lifetime ECL performing	(9)	10	(1)	–
– to lifetime ECL credit-impaired	(1)	(4)	5	–
Provision for (reversal of) credit losses (3)	7	8	81	96
Write-offs	–	–	(57)	(57)
Recoveries	–	–	4	4
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	(3)	(1)	(8)	(12)
Balance at end of period	$228	$133	$299	$660
Total ECL allowance (4)	$573	$754	$563	$1,890
Comprises:
Loans	$514	$696	$561	$1,771
Undrawn credit facilities and other off-balance sheet exposures (5)	59	58	2	119
(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)

Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)

Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)

See Note 4 for the ECL allowance on debt securities measured at FVOCI. The ECL allowances for other financial assets classified at amortized cost were immaterial as at July 31, 2019 and were excluded from the table above. Other financial assets classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the three months ended	2019 Apr. 30				2018 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of period	$29	$46	$149	$224	$28	$41	$139	$208
Originations net of repayments and other derecognitions	1	(2)	(4)	(5)	1	(2)	(5)	(6)
Changes in model	(1)	(6)	–	(7)	–	–	15	15
Net remeasurement (2)	(10)	9	18	17	(4)	3	15	14
Transfers (2)
– to 12-month ECL	11	(9)	(2)	–	5	(4)	(1)	–
– to lifetime ECL performing	(1)	5	(4)	–	–	3	(3)	–
– to lifetime ECL credit-impaired	–	(2)	2	–	–	–	–	–
Provision for (reversal of) credit losses (3)	–	(5)	10	5	2	–	21	23
Write-offs	–	–	(8)	(8)	–	–	(13)	(13)
Recoveries	–	–	–	–	–	–	–	–
Interest income on impaired loans	–	–	(3)	(3)	–	–	(4)	(4)
Foreign exchange and other	1	1	–	2	1	1	3	5
Balance at end of period	$30	$42	$148	$220	$31	$42	$146	$219
Personal
Balance at beginning of period	$182	$226	$117	$525	$183	$196	$113	$492
Originations net of repayments and other derecognitions	8	(13)	–	(5)	10	(6)	(1)	3
Changes in model	(1)	–	–	(1)	–	–	1	1
Net remeasurement (2)	(46)	55	79	88	(36)	43	82	89
Transfers (2)
– to 12-month ECL	54	(53)	(1)	–	38	(37)	(1)	–
– to lifetime ECL performing	(11)	16	(5)	–	(13)	16	(3)	–
– to lifetime ECL credit-impaired	–	(13)	13	–	–	(6)	6	–
Provision for (reversal of) credit losses (3)	4	(8)	86	82	(1)	10	84	93
Write-offs	–	–	(98)	(98)	–	–	(94)	(94)
Recoveries	–	–	14	14	–	–	15	15
Interest income on impaired loans	–	–	(1)	(1)	–	–	(1)	(1)
Foreign exchange and other	–	–	(1)	(1)	–	–	–	–
Balance at end of period	$186	$218	$117	$521	$182	$206	$117	$505
Credit card
Balance at beginning of period	$103	$369	$–	$472	$102	$372	$–	$474
Originations net of repayments and other derecognitions	–	(11)	–	(11)	–	(8)	–	(8)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (2)	(34)	117	44	127	(40)	100	43	103
Transfers (2)
– to 12-month ECL	46	(46)	–	–	51	(51)	–	–
– to lifetime ECL performing	(8)	8	–	–	(12)	12	–	–
– to lifetime ECL credit-impaired	–	(58)	58	–	–	(59)	59	–
Provision for (reversal of) credit losses (3)	4	10	102	116	(1)	(6)	102	95
Write-offs	–	–	(131)	(131)	–	–	(133)	(133)
Recoveries	–	–	29	29	–	–	31	31
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$107	$379	$–	$486	$101	$366	$–	$467
Business and government
Balance at beginning of period	$212	$134	$278	$624	$190	$167	$197	$554
Originations net of repayments and other derecognitions	8	(8)	(5)	(5)	6	(4)	(4)	(2)
Changes in model	6	3	2	11	(4)	–	–	(4)
Net remeasurement (2)	(18)	17	47	46	(24)	8	52	36
Transfers (2)
– to 12-month ECL	18	(17)	(1)	–	22	(20)	(2)	–
– to lifetime ECL performing	(3)	4	(1)	–	(6)	6	–	–
– to lifetime ECL credit-impaired	(1)	(9)	10	–	(1)	(20)	21	–
Provision for (reversal of) credit losses (3)	10	(10)	52	52	(7)	(30)	67	30
Write-offs	–	–	(50)	(50)	–	–	(31)	(31)
Recoveries	–	–	5	5	–	–	1	1
Interest income on impaired loans	–	–	(7)	(7)	–	–	(2)	(2)
Foreign exchange and other	2	2	5	9	2	–	(1)	1
Balance at end of period	$224	$126	$283	$633	$185	$137	$231	$553
Total ECL allowance (4)	$547	$765	$548	$1,860	$499	$751	$494	$1,744
Comprises:
Loans	$491	$712	$548	$1,751	$447	$700	$494	$1,641
Undrawn credit facilities and other off-balance sheet exposures (5)	56	53	–	109	52	51	–	103
(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)

Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)

Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)

See Note 4 for the ECL allowance on debt securities measured at FVOCI. The ECL allowances for other financial assets classified at amortized cost were immaterial as at April 30, 2019 and July 31, 2018 and were excluded from the table above. Other financial assets classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the nine months ended	2019 Jul. 31				2018 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of period	$27	$44	$143	$214	$28	$43	$151	$222
Originations net of repayments and other derecognitions	3	(8)	(16)	(21)	6	(3)	(8)	(5)
Changes in model	(2)	(6)	–	(8)	–	–	15	15
Net remeasurement (2)	(29)	25	67	63	(18)	9	43	34
Transfers (2)
– to 12-month ECL	32	(22)	(10)	–	14	(11)	(3)	–
– to lifetime ECL performing	(2)	15	(13)	–	–	5	(5)	–
– to lifetime ECL credit-impaired	–	(5)	5	–	–	(1)	1	–
Provision for (reversal of) credit losses (3)	2	(1)	33	34	2	(1)	43	44
Write-offs	–	–	(18)	(18)	–	–	(39)	(39)
Recoveries	–	–	1	1	–	–	–	–
Interest income on impaired loans	–	–	(9)	(9)	–	–	(8)	(8)
Foreign exchange and other	1	(1)	(3)	(3)	1	–	(1)	–
Balance at end of period	$30	$42	$147	$219	$31	$42	$146	$219
Personal
Balance at beginning of period	$190	$199	$109	$498	$164	$202	$110	$476
Originations net of repayments and other derecognitions	32	(38)	–	(6)	26	(16)	(3)	7
Changes in model	(15)	30	(1)	14	–	–	1	1
Net remeasurement (2)	(143)	198	223	278	(81)	109	220	248
Transfers (2)
– to 12-month ECL	135	(132)	(3)	–	102	(101)	(1)	–
– to lifetime ECL performing	(29)	41	(12)	–	(28)	34	(6)	–
– to lifetime ECL credit-impaired	–	(44)	44	–	–	(24)	24	–
Provision for (reversal of) credit losses (3)	(20)	55	251	286	19	2	235	256
Write-offs	–	–	(288)	(288)	–	–	(271)	(271)
Recoveries	–	–	47	47	–	–	45	45
Interest income on impaired loans	–	–	(3)	(3)	–	–	(2)	(2)
Foreign exchange and other	1	–	1	2	(1)	2	–	1
Balance at end of period	$171	$254	$117	$542	$182	$206	$117	$505
Credit card
Balance at beginning of period	$102	$370	$–	$472	$101	$413	$–	$514
Originations net of repayments and other derecognitions	–	(34)	–	(34)	–	(16)	–	(16)
Changes in model	36	(48)	–	(12)	–	–	–	–
Net remeasurement (2)	(133)	335	137	339	(94)	264	96	266
Transfers (2)
– to 12-month ECL	160	(160)	–	–	120	(120)	–	–
– to lifetime ECL performing	(22)	22	–	–	(26)	26	–	–
– to lifetime ECL credit-impaired	–	(162)	162	–	–	(201)	201	–
Provision for (reversal of) credit losses (3)	41	(47)	299	293	–	(47)	297	250
Write-offs	–	–	(387)	(387)	–	–	(387)	(387)
Recoveries	–	–	88	88	–	–	90	90
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	1	2	–	3	–	–	–	–
Balance at end of period	$144	$325	$–	$469	$101	$366	$–	$467
Business and government
Balance at beginning of period	$180	$147	$230	$557	$234	$150	$204	$588
Originations net of repayments and other derecognitions	24	(16)	(16)	(8)	15	(6)	(11)	(2)
Changes in model	3	3	3	9	(4)	–	–	(4)
Net remeasurement (2)	(13)	57	226	270	(86)	38	110	62
Transfers (2)
– to 12-month ECL	54	(51)	(3)	–	45	(41)	(4)	–
– to lifetime ECL performing	(14)	17	(3)	–	(18)	19	(1)	–
– to lifetime ECL credit-impaired	(2)	(25)	27	–	(1)	(23)	24	–
Provision for (reversal of) credit losses (3)	52	(15)	234	271	(49)	(13)	118	56
Write-offs	–	–	(155)	(155)	–	–	(86)	(86)
Recoveries	–	–	10	10	–	–	7	7
Interest income on impaired loans	–	–	(13)	(13)	–	–	(8)	(8)
Foreign exchange and other	(4)	1	(7)	(10)	–	–	(4)	(4)
Balance at end of period	$228	$133	$299	$660	$185	$137	$231	$553
Total ECL allowance (4)	$573	$754	$563	$1,890	$499	$751	$494	$1,744
Comprises:
Loans	$514	$696	$561	$1,771	$447	$700	$494	$1,641
Undrawn credit facilities and other off-balance sheet exposures (5)	59	58	2	119	52	51	–	103
(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)

Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)

Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)

See Note 4 for the ECL allowance on debt securities measured at FVOCI. The ECL allowances for other financial assets classified at amortized cost were immaterial as at July 31, 2019 and July 31, 2018 and were excluded from the table above. Other financial assets classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades

Loans(1)

$ millions, as at				2019 Jul. 31				2018 Oct. 31
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$142,407	$–	$–	$142,407	$141,556	$–	$–	$141,556
– Very low	38,528	–	–	38,528	40,225	–	–	40,225
– Low	14,858	1,066	–	15,924	15,321	798	–	16,119
– Medium	902	5,379	–	6,281	859	4,905	–	5,764
– High	–	1,177	–	1,177	–	996	–	996
– Default	–	–	571	571	–	–	510	510
– Not rated	2,248	239	156	2,643	2,163	249	167	2,579
Gross residential mortgages (4)(5)	198,943	7,861	727	207,531	200,124	6,948	677	207,749
ECL allowance	30	42	147	219	27	44	143	214
Net residential mortgages	198,913	7,819	580	207,312	200,097	6,904	534	207,535
Personal
– Exceptionally low	24,279	–	–	24,279	23,808	–	–	23,808
– Very low	4,250	1,358	–	5,608	3,813	1,374	–	5,187
– Low	4,795	1,585	–	6,380	5,954	702	–	6,656
– Medium	4,058	1,528	–	5,586	4,428	1,151	–	5,579
– High	227	616	–	843	245	691	–	936
– Default	–	–	152	152	–	–	142	142
– Not rated	708	28	38	774	677	33	40	750
Gross personal (5)	38,317	5,115	190	43,622	38,925	3,951	182	43,058
ECL allowance	157	248	117	522	176	196	109	481
Net personal	38,160	4,867	73	43,100	38,749	3,755	73	42,577
Credit card
– Exceptionally low	3,038	–	–	3,038	3,405	–	–	3,405
– Very low	1,143	79	–	1,222	1,747	50	–	1,797
– Low	5,607	258	–	5,865	3,809	710	–	4,519
– Medium	1,389	499	–	1,888	1,011	1,241	–	2,252
– High	17	509	–	526	10	528	–	538
– Default	–	–	–	–	–	–	–	–
– Not rated	151	9	–	160	162	–	–	162
Gross credit card	11,345	1,354	–	12,699	10,144	2,529	–	12,673
ECL allowance	128	282	–	410	88	330	–	418
Net credit card	11,217	1,072	–	12,289	10,056	2,199	–	12,255
Business and government
– Investment grade	48,104	243	–	48,347	42,532	221	–	42,753
– Non-investment grade	76,989	3,485	–	80,474	68,798	3,818	–	72,616
– Watchlist	164	1,139	–	1,303	145	1,120	–	1,265
– Default	–	–	773	773	–	–	504	504
– Not rated	2,239	116	107	2,462	2,397	168	117	2,682
Gross business and government (4)(6)	127,496	4,983	880	133,359	113,872	5,327	621	119,820
ECL allowance	199	124	297	620	159	137	230	526
Net business and government	127,297	4,859	583	132,739	113,713	5,190	391	119,294
Total net amount of loans	$375,587	$18,617	$1,236	$395,440	$362,615	$18,048	$998	$381,661
(1)

Other financial assets classified at amortized cost were excluded from the table above as their ECL allowances were immaterial as at July 31, 2019 and October 31, 2018. In addition, the table excludes debt securities measured at FVOCI, for which ECL allowances of $23 million were recognized in AOCI (October 31, 2018: $23 million).

(2)	Includes purchased credit-impaired loans from the acquisition of The PrivateBank.
(3)	Excludes foreclosed assets of $25 million (October 31, 2018: $14 million) which were included in Other assets on our interim consolidated balance sheet.
(4)	Includes $34 million (October 31, 2018: $12 million) of residential mortgages and $20,877 million (October 31, 2018: $16,424 million) of business and government loans that are measured at FVTPL.
(5)

The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	Includes customers’ liability under acceptances of $9,679 million (October 31, 2018: $10,265 million).

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at				2019 Jul. 31				2018 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$105,855	$116	$–	$105,971	$100,772	$–	$–	$100,772
– Very low	7,376	1,142	–	8,518	10,217	1,014	–	11,231
– Low	10,812	1,334	–	12,146	7,873	1,612	–	9,485
– Medium	1,807	710	–	2,517	1,729	1,188	–	2,917
– High	256	480	–	736	234	417	–	651
– Default	–	–	14	14	–	–	13	13
– Not rated	378	34	–	412	348	33	–	381
Gross retail	126,484	3,816	14	130,314	121,173	4,264	13	125,450
ECL allowance	30	49	–	79	28	43	–	71
Net retail	126,454	3,767	14	130,235	121,145	4,221	13	125,379
Business and government
– Investment grade	82,986	224	–	83,210	78,672	390	–	79,062
– Non-investment grade	45,700	989	–	46,689	41,727	1,198	–	42,925
– Watchlist	57	448	–	505	75	402	–	477
– Default	–	–	78	78	–	–	7	7
– Not rated	816	66	–	882	735	51	–	786
Gross business and government	129,559	1,727	78	131,364	121,209	2,041	7	123,257
ECL allowance	29	9	2	40	21	10	–	31
Net business and government	129,530	1,718	76	131,324	121,188	2,031	7	123,226
Total net undrawn credit facilities and other off-balance sheet exposures	$255,984	$5,485	$90	$261,559	$242,333	$6,252	$20	$248,605

Schedule of Loans Past Due But Not Impaired

This comprises loans where repayment of principal or payment of interest is contractually in arrears. The following table provides an aging analysis of the contractually past due loans.

$ millions, as at				2019 Jul. 31	2018 Oct. 31
	Less than 31 days	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$2,737	$884	$–	$3,621	$3,354
Personal	752	203	–	955	937
Credit card	571	176	92	839	822
Business and government	580	121	–	701	683
	$4,640	$1,384	$92	$6,116	$5,796